Insurance Receivables	12 Months Ended
Dec. 31, 2021
Insurance Receivables [Abstract]
INSURANCE RECEIVABLES

4. INSURANCE RECEIVABLES

	2021	2020
	USD ‘000	USD ‘000
Receivables from insurance companies and intermediaries	193,701	175,840
Less: Expected credit losses on insurance receivables	(14,356)	(9,235)
	179,345	166,605

The movement in the expected credit losses is as follows:

	2021	2020
	USD ‘000	USD ‘000
Opening balance	9,235	6,394
Provision for the year	5,181	2,861
Write-offs	(60)	(20)
Ending balance	14,356	9,235

Insurance receivables are non-interest bearing. The Group does not obtain collateral over insurance receivables.